Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-lived intangible assets
Customer contracts	$ 9,702,600
Less : Accumulated amortization	(1,270,579)
Intangible assets subject to amortization, net	8,432,021
Amortization expense	1,270,579	$ 0	$ 0
Future amortization expense
2016	2,772,171
2017	2,772,171
2018	2,772,171
2019	$ 115,508